Condensed Consolidated Interim Balance Sheets (Current Period Unaudited) - CAD ($)	Mar. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 1,672,465	$ 1,212,778
Accounts and grants receivable	385,956	973,852
Prepaid and other receivables	104,590	168,932
Total current assets	2,163,011	2,355,562
Non-Current Assets
Property and equipment	18,949	23,685
Right- of-use assets		16,788
TOTAL ASSETS	2,181,959	2,396,035
Current Liabilities
Accounts payable	87,665	82,125
Accrued liabilities	133,282	138,715
Contract liability	290,460	218,566
Lease obligation		19,600
Total current liabilities	511,407	459,006
Non-Current Liabilities
Loans payable	70,000	70,000
TOTAL LIABILITIES	581,407	529,006
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	4,073,956	4,072,176
Accumulated other comprehensive income	(201,344)	(352,764)
Deficit	(24,186,782)	(23,767,105)
TOTAL EQUITY	1,600,552	1,867,029
TOTAL EQUITY AND LIABILITIES	$ 2,181,959	$ 2,396,035